BONDS PAYABLE	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
BONDS PAYABLE	BONDS PAYABLE

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Domestic unsecured bonds	$478,536.0	$538,388.0
Overseas unsecured bonds	507,904.0	455,938.0
Less: Discounts on bonds payable	(2,687.5)	(2,292.5)
Less: Current portion	(57,148.0)	(135,806.0)

	$926,604.5	$856,227.5
The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

NT$ unsecured bonds

109-1	A	March 2020 to March 2025	$3,000.0	0.58%	Bullet repayment; interest payable annually
	B	March 2020 to March 2027	10,500.0	0.62%	The same as above
	C	March 2020 to March 2030	10,500.0	0.64%	The same as above
109-2	A	April 2020 to April 2025	5,900.0	0.52%	The same as above
	B	April 2020 to April 2027	10,400.0	0.58%	The same as above
	C	April 2020 to April 2030	5,300.0	0.60%	The same as above
109-3	A	May 2020 to May 2025	4,500.0	0.55%	The same as above
	B	May 2020 to May 2027	7,500.0	0.60%	The same as above
	C	May 2020 to May 2030	2,400.0	0.64%	The same as above
109-4	A	July 2020 to July 2025	5,700.0	0.58%	Two equal installments in last two years; interest payable annually
	B	July 2020 to July 2027	6,300.0	0.65%	The same as above
	C	July 2020 to July 2030	1,900.0	0.67%	The same as above
109-5	A	September 2020 to September 2025	4,800.0	0.50%	The same as above
	B	September 2020 to September 2027	8,000.0	0.58%	The same as above
	C	September 2020 to September 2030	2,800.0	0.60%	The same as above
109-6 (Green bond)	A	December 2020 to December 2025	1,600.0	0.40%	The same as above
	B	December 2020 to December 2027	5,600.0	0.44%	The same as above
	C	December 2020 to December 2030	4,800.0	0.48%	The same as above
109-7	A	December 2020 to December 2025	1,900.0	0.36%	The same as above
	B	December 2020 to December 2027	10,200.0	0.41%	The same as above
	C	December 2020 to December 2030	6,400.0	0.45%	The same as above
					(Continued)

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

110-1	A	March 2021 to March 2026	$4,800.0	0.50%	Bullet repayment; interest payable annually
	B	March 2021 to March 2028	11,400.0	0.55%	The same as above
	C	March 2021 to March 2031	4,900.0	0.60%	The same as above
110-2	A	May 2021 to May 2026	5,200.0	0.50%	The same as above
	B	May 2021 to May 2028	8,400.0	0.58%	The same as above
	C	May 2021 to May 2031	5,600.0	0.65%	The same as above
110-3	A	June 2021 to June 2026	6,900.0	0.52%	The same as above
	B	June 2021 to June 2028	7,900.0	0.58%	The same as above
	C	June 2021 to June 2031	4,900.0	0.65%	The same as above
110-4	A	August 2021 to August 2025	4,000.0	0.485%	The same as above
	B	August 2021 to August 2026	8,000.0	0.50%	The same as above
	C	August 2021 to August 2028	5,400.0	0.55%	The same as above
	D	August 2021 to August 2031	4,200.0	0.62%	The same as above
110-6	A	October 2021 to April 2026	3,200.0	0.535%	The same as above
	B	October 2021 to October 2026	6,900.0	0.54%	The same as above
	C	October 2021 to October 2028	4,600.0	0.60%	The same as above
	D	October 2021 to October 2031	1,600.0	0.62%	The same as above
110-7	A	December 2021 to December 2026	7,700.0	0.65%	The same as above
	B	December 2021 to June 2027	3,500.0	0.675%	The same as above
	C	December 2021 to December 2028	5,500.0	0.72%	The same as above
111-1 (Green bond)	A	January 2022 to January 2027	2,100.0	0.63%	The same as above
	B	January 2022 to January 2029	3,300.0	0.72%	The same as above
					(Continued)

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

111-2	A	March 2022 to September 2026	$3,000.0	0.84%	Bullet repayment; interest payable annually
	B	March 2022 to March 2027	9,600.0	0.85%	The same as above
	C	March 2022 to March 2029	1,600.0	0.90%	The same as above
111-3 (Green bond)	-	May 2022 to May 2027	6,100.0	1.50%	The same as above
111-4 (Green bond)	A	July 2022 to July 2026	1,200.0	1.60%	The same as above
	B	July 2022 to July 2027	10,100.0	1.70%	The same as above
	C	July 2022 to July 2029	1,200.0	1.75%	The same as above
	D	July 2022 to July 2032	1,400.0	1.95%	The same as above
111-5	A	August 2022 to June 2027	2,000.0	1.65%	The same as above
	B	August 2022 to August 2027	8,900.0	1.65%	The same as above
	C	August 2022 to August 2029	2,200.0	1.65%	The same as above
	D	August 2022 to August 2032	2,500.0	1.82%	The same as above
111-6 (Green bond)	A	October 2022 to October 2027	5,700.0	1.75%	The same as above
	B	October 2022 to October 2029	1,000.0	1.80%	The same as above
	C	October 2022 to October 2032	3,500.0	2.00%	The same as above
112-1 (Green bond)	A	March 2023 to March 2028	12,200.0	1.54%	The same as above
	B	March 2023 to March 2030	2,300.0	1.60%	The same as above
	C	March 2023 to March 2033	4,800.0	1.78%	The same as above
112-2 (Green bond)	A	May 2023 to May 2028	13,100.0	1.60%	The same as above
	B	May 2023 to May 2030	2,300.0	1.65%	The same as above
	C	May 2023 to May 2033	5,300.0	1.82%	The same as above
					(Continued)

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

112-3	A	June 2023 to June 2028	$11,400.0	1.60%	Bullet repayment; interest payable annually
	B	June 2023 to June 2030	2,600.0	1.65%	The same as above
	C	June 2023 to June 2033	6,000.0	1.80%	The same as above
112-4	A	August 2023 to August 2028	7,300.0	1.60%	The same as above
	B	August 2023 to August 2030	700.0	1.65%	The same as above
	C	August 2023 to August 2033	7,900.0	1.76%	The same as above
112-5	A	October 2023 to October 2028	4,300.0	1.62%	The same as above
	B	October 2023 to October 2033	5,500.0	1.76%	The same as above
113-1 (Green bond)	A	March 2024 to March 2029	12,000.0	1.64%	The same as above
	B	March 2024 to March 2034	10,800.0	1.76%	The same as above
113-2 (Green bond)	A	May 2024 to May 2029	4,900.0	1.98%	The same as above
	B	May 2024 to May 2034	6,600.0	2.10%	The same as above
114-1 (Green bond)	A	March 2025 to March 2030	12,000.0	1.90%	The same as above
	B	March 2025 to March 2035	7,200.0	2.05%	The same as above
114-2 (Green bond)	A	June 2025 to June 2030	12,500.0	1.92%	The same as above
	B	June 2025 to June 2035	1,600.0	2.05%	The same as above
114-3 (Green bond)	A	July 2025 to July 2030	8,300.0	1.92%	The same as above
	B	July 2025 to July 2035	4,000.0	2.05%	The same as above
114-4	A	September 2025 to September 2030	13,800.0	1.66%	The same as above
	B (Green bond)	September 2025 to September 2035	4,000.0	1.73%	The same as above
					(Continued)

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

114-5 (Green bond)	A	November 2025 to November 2030	$14,000.0	1.50%	Bullet repayment; interest payable annually
	B	November 2025 to November 2032	3,000.0	1.53%	The same as above
	C	November 2025 to November 2035	6,500.0	1.58%	The same as above
					(Concluded)

Issuance	Tranche	Issuance Period	Total Issue Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment

US$ unsecured bonds

109-1	-	September 2020 to September 2060	US$1,000.0	2.70%	Bullet repayment (callable on the 5th anniversary of the issue date and every anniversary thereafter); interest payable annually
110-5	-	September 2021 to September 2051	1,000.0	3.10%	The same as above
The Company issued domestic unsecured bonds during the period from January 1, 2026 to April 16, 2026, the major terms are as follows:

Issuance	Tranche	Issuance Period	Total Issue Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment

NT$ unsecured bonds

115-1	A	March 2026 to March 2031	$12,600.0	1.72%	Bullet repayment; interest payable annually
	B	March 2026 to March 2036	4,600.0	1.78%	The same as above
The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Issue Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment

September 2020 to September 2025	US$1,000.0	0.75%	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
September 2020 to September 2027	750.0	1.00%	The same as above
September 2020 to September 2030	1,250.0	1.375%	The same as above
April 2021 to April 2026	1,100.0	1.25%	The same as above
April 2021 to April 2028	900.0	1.75%	The same as above
April 2021 to April 2031	1,500.0	2.25%	The same as above
October 2021 to October 2026	1,250.0	1.75%	The same as above
October 2021 to October 2031	1,250.0	2.50%	The same as above
October 2021 to October 2041	1,000.0	3.125%	The same as above
October 2021 to October 2051	1,000.0	3.25%	The same as above
April 2022 to April 2027	1,000.0	3.875%	The same as above
April 2022 to April 2029	500.0	4.125%	The same as above
April 2022 to April 2032	1,000.0	4.25%	The same as above
April 2022 to April 2052	1,000.0	4.50%	The same as above
July 2022 to July 2027	400.0	4.375%	The same as above
July 2022 to July 2032	600.0	4.625%	The same as above
LONG-TERM BANK LOANS

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

NT$ unsecured loans	$4,410.8	$1,700.8
JPY unsecured loans	30,124.8	39,253.5
Less: Discounts on government grants	(1.3)	(0.1)
Less: Current portion	(2,709.9)	(1,119.7)

	$31,824.4	$39,834.5

Loan content
Annual interest rate	0.13%-1.78%	0.79%-1.78%
Maturity date	Due by December 2030	Due by December 2030
The long-term bank loans of the Company are used for plants setup, procurement of machinery and equipment, and operating capital. The partial long-term bank loans are with preferential interest rates subsidized by the government, and the loans are used to fund capital expenditure qualifying for the subsidy.
The Company is required to maintain certain financial covenants during the borrowing period, including the annual equity of the subsidiary receiving the partial loan not to fall below a specific amount; its debt-
to-equity ratio must not exceed a certain ratio; and the ratio of the Company’s annual debt to earnings before interest, taxes, depreciation, and amortization (EBITDA) not to exceed a certain multiple.